Taxation (Tables)	6 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the six months ended September 30,
	2023	2022
Current	$—	$378,849
Deferred	(3,988)	(386,961)
Income tax expense	$(3,988)	$(8,112)

Schedule of reconciliation between statutory income tax and effective tax

	For the six months ended September 30,
	2023	2022
Income before income taxes	$(370,961)	$(2,992,228)
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(92,740)	$(748,057)
Additional deductible of R&D expense	—	—
Effect of tax exempt entity	164,743	311,599
Effect of previous year tax filing	—	2,481
Effect of non-tax deductible expenses	23	55,935
Effect of tax loss not recognized	158,607	369,930
Effect of investment income not recognized	(232,990)	—
Effect of impairment not recognized	(1,631)	—
Income tax expense	$(3,988)	$(8,112)
Deferred tax assets	$3,490,495	$365,930
Valuation allowance	(3,490,495)	—
Deferred tax assets, net	—	—
Deferred tax liability	(23,074)	—
Total	(23,074)	365,930

Schedule of taxes payable	Taxes payable consisted of the following:
	As of
	September 30, 2023	March 31, 2023
Income tax payable	$187,348	$211,046
VAT payable	9,420	41,092
Other tax payables	59	6,245
Total	$196,827	$258,383